AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")

         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2
                      Ameritas Variable Separate Account VA
                              ("Separate Accounts")

                                  Supplement to
      OVERTURE Annuity II, OVERTURE Annuity III, OVERTURE Annuity III-Plus,
            OVERTURE ACCLAIM!, OVERTURE ACCENT!, and OVERTURE MEDLEY!
                         Prospectuses Dated May 1, 2003
                  OVERTURE Annuity Prospectus Dated May 1, 2000
    Allocator 2000 and Designer Annuity Prospectuses Dated September 10, 2002

                          Supplement Dated July 1, 2003

From July 1, 2003 through September 30, 2003, AVLIC will waive restrictions on transfers you may make from the Fixed Account to the Separate Account of your variable annuity Policy.

During this period there is no limit on:
     o The number of transfers you may make from the Fixed Account to the Separate Account or
     o The amounts of transfers you make from assets held in the Fixed Account of your AVLIC variable Policy.

Transfers will count toward the number of "free transfers" you are allowed under your variable Policy, and you will be charged any applicable transfer fees.

If you have elected the Dollar Cost Averaging ("DCA") program, transfer amounts will continue during this period. However, you may make additional transfers in excess of the maximum amounts of the DCA program.

On October 1, 2003, we will reinstate this limit on the number of transfers from the Fixed Account to the Separate Account and the amount of such transfers according to the terms stated in your Policy and current prospectus.

All other Policy provisions, including those for partial withdrawals and surrenders, remain as stated in the Policy and prospectus.

Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Variable Life Insurance Company. If you do not have a current prospectus, please contact AVLIC at 1-800-745-1112.